Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Leases	All of the Company’s leases qualify as operating leases.
	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Assets
Operating lease right-of-use assets	22,354	8,951

Liabilities
Operating lease liabilities, current	9,220	5,613
Operating lease liabilities, non-current	12,741	3,115
Total operating lease liabilities	21,961	8,728
Weighted average remaining lease term (years)	2.77	1.65
Weighted average discount rate	5.38%	4.93%
Information related to operating lease activity during the years ended March 31, 2022, 2023 and 2024 are as follows:
	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Operating lease right-of-use assets obtained in exchange for lease obligations	21,038	8,384	4,545

Operating lease related expenses
Amortization of right-of-use assets	11,705	24,597	17,948
Interest of lease liabilities	1,949	1,777	199
	13,654	26,374	18,147

	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Operating lease payments (included in measurement of lease liabilities)	12,849	26,397	17,977

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Year ended March 31, 2024
RMB
For the year ending March 31,
2025	6,559
2026	2,808
2027	365
Total lease payments	9,732
Less: imputed interest	(1,004)
Total	8,728